Stock-Based Compensation - Schedule of Price Received from Sales to Third Parties of Common Stock (Details)	Dec. 31, 2014 $ / shares
Series A-2 Preferred Stock [Member]
Stock issued price per share	$ 0.40
Series A-3 Preferred Stock [Member]
Stock issued price per share	0.62
Series B Preferred Stock [Member]
Stock issued price per share	1.19
Series C Preferred Stock [Member]
Stock issued price per share	1.30
2006 [Member] | Series A-2 Preferred Stock [Member]
Stock issued price per share	0.40	[1],[2]
2008-2009 [Member] | Series A-3 Preferred Stock [Member]
Stock issued price per share	0.62	[2]
2010-2013 [Member] | Series B Preferred Stock [Member]
Stock issued price per share	1.19	[2]
2014 [Member] | Series C Preferred Stock [Member]
Stock issued price per share	1.30	[2]
Common Stock [Member] | 2005 [Member]
Stock issued price per share	$ 1.79	[1]

[1]	After giving effect to the Company's conversion from an LLC to a corporation
[2]	Each share of preferred stock is convertible into shares of the Company's common stock on a 7.15-for-1 basis, after giving effect to the Company's reverse stock split, which was effected on June 17, 2015.